CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common stock	Additional paid-in capital	Statutory reserve	Accumulated profits	Accumulated other comprehensive (loss)/income	Total
Balance at the beginning at Mar. 31, 2017	$ 1,800	$ 1,619,774	$ 252,020	$ 2,754,491	$ (281,522)	$ 4,346,563
Balance at the beginning (in shares) at Mar. 31, 2017	9,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit for the year	$ 0	0	0	6,009,968	0	6,009,968
Appropriation to statutory reserve	0	0	493,570	(493,570)	0	0
Foreign currency translation adjustment	0	0	0	0	722,635	722,635
Balance at the end at Mar. 31, 2018	$ 1,800	1,619,774	745,590	8,270,889	441,113	11,079,166
Balance at the end (in shares) at Mar. 31, 2018	9,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit for the year	$ 0	0	0	8,675,058	0	8,675,058
Foreign currency translation adjustment	0	0	0	0	(735,192)	(735,192)
Balance at the end at Mar. 31, 2019	$ 1,800	1,619,774	745,590	16,945,947	(294,079)	19,019,032
Balance at the end (in shares) at Mar. 31, 2019	9,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit for the year	$ 0	0	0	9,975,225	0	9,975,225
Foreign currency translation adjustment	0	0	0	0	(1,112,209)	(1,112,209)
Balance at the end at Mar. 31, 2020	$ 1,800	1,619,774	745,590	26,921,172	(1,406,288)	27,882,048
Balance at the end (in shares) at Mar. 31, 2020	9,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit for the year	$ 0	0	0	3,498,005	0	3,498,005
Foreign currency translation adjustment	0	0	0	0	2,388,306	2,388,306
Balance at the end at Mar. 31, 2021	$ 2,400	$ 13,415,987	$ 745,590	$ 30,419,177	$ 982,018	$ 45,565,172
Balance at the end (in shares) at Mar. 31, 2021	12,000,000